Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 366,823
Ending balance	377,900	$ 366,823
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,547
Ending balance	54,187	54,547
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	79,711
Ending balance	91,452	79,711
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,943
Ending balance	54,433	54,943
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	177,622
Ending balance	177,828	177,622
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,103,300	1,107,827
Additions	119,541	108,524
Acquisitions - business combinations	15,395	1,378
Disposals/retirements	(125,917)	(143,361)
Foreign currency translation adjustment	43,260	28,932
Ending balance	1,155,579	1,103,300
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80,530	81,381
Additions	2,378	6,032
Acquisitions - business combinations	737	0
Disposals/retirements	(2,857)	(10,236)
Foreign currency translation adjustment	2,406	3,353
Ending balance	83,194	80,530
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	253,250	256,804
Additions	29,004	17,724
Acquisitions - business combinations	7,327	96
Disposals/retirements	(28,914)	(27,142)
Foreign currency translation adjustment	9,194	5,768
Ending balance	269,861	253,250
Cost | Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	145,201	149,271
Additions	6,729	12,253
Acquisitions - business combinations	4,130	196
Disposals/retirements	(8,566)	(19,273)
Foreign currency translation adjustment	4,816	2,754
Ending balance	152,310	145,201
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	624,319	620,371
Additions	81,430	72,515
Acquisitions - business combinations	3,201	1,086
Disposals/retirements	(85,580)	(86,710)
Foreign currency translation adjustment	26,844	17,057
Ending balance	650,214	624,319
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(736,477)	(718,551)
Disposals/retirements	124,492	137,913
Foreign currency translation adjustment	(29,565)	(18,326)
Depreciation expense	134,243	134,818
Impairment	1,886	2,695
Ending balance	(777,679)	(736,477)
Accumulated depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25,983)	(26,979)
Disposals/retirements	1,432	4,985
Foreign currency translation adjustment	(921)	(1,324)
Depreciation expense	3,535	2,550
Impairment	0	115
Ending balance	(29,007)	(25,983)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(173,539)	(165,260)
Disposals/retirements	28,914	26,945
Foreign currency translation adjustment	(7,086)	(4,284)
Depreciation expense	25,166	28,974
Impairment	1,532	1,966
Ending balance	(178,409)	(173,539)
Accumulated depreciation | Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(90,258)	(94,710)
Disposals/retirements	8,566	19,273
Foreign currency translation adjustment	(2,751)	(1,368)
Depreciation expense	13,219	12,988
Impairment	215	465
Ending balance	(97,877)	(90,258)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(446,697)	(431,602)
Disposals/retirements	85,580	86,710
Foreign currency translation adjustment	(18,807)	(11,350)
Depreciation expense	92,323	90,306
Impairment	139	149
Ending balance	$ (472,386)	$ (446,697)